JPMorgan BetaBuilders U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 1.5%
Boeing Co. (The) *	39,792	8,397,704
General Dynamics Corp.	15,785	4,182,867
HEICO Corp.	2,780	499,260
HEICO Corp., Class A	4,996	706,784
Howmet Aerospace, Inc.	25,594	1,439,918
Huntington Ingalls Industries, Inc.	2,609	675,522
L3Harris Technologies, Inc.	11,784	2,456,021
Lockheed Martin Corp.	14,499	6,226,016
Northrop Grumman Corp.	9,921	4,432,306
RTX Corp.	94,705	8,629,520
Textron, Inc.	12,890	1,091,912
TransDigm Group, Inc.	3,468	3,789,414
		42,527,244
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	7,651	643,373
Expeditors International of Washington, Inc.	9,510	1,201,398
FedEx Corp.	15,523	3,745,545
United Parcel Service, Inc., Class B	47,638	6,759,832
		12,350,148
Automobile Components — 0.1%
Aptiv plc *	18,587	1,511,681
BorgWarner, Inc.	15,429	523,043
Lear Corp.	3,833	509,405
		2,544,129
Automobiles — 1.5%
Ford Motor Co.	258,700	3,031,964
General Motors Co.	90,091	3,495,531
Lucid Group, Inc. * (a)	56,692	191,619
Rivian Automotive, Inc., Class A * (a)	44,279	677,912
Tesla, Inc. *	182,143	34,113,562
		41,510,588
Banks — 3.2%
Bank of America Corp.	452,909	15,403,435
Citigroup, Inc.	125,926	7,073,264
Citizens Financial Group, Inc.	29,352	959,810
East West Bancorp, Inc.	9,250	673,493
Fifth Third Bancorp	41,809	1,431,540
First Citizens BancShares, Inc., Class A	774	1,168,740
Huntington Bancshares, Inc.	91,077	1,159,410
JPMorgan Chase & Co. (b)	190,215	33,165,888
KeyCorp	61,606	895,135
M&T Bank Corp.	10,916	1,507,500
PNC Financial Services Group, Inc. (The)	26,179	3,958,527
Regions Financial Corp.	61,190	1,142,417
Truist Financial Corp.	87,751	3,252,052

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
US Bancorp	102,345	4,251,411
Wells Fargo & Co.	239,163	12,001,199
		88,043,821
Beverages — 1.4%
Brown-Forman Corp., Class A	3,199	180,328
Brown-Forman Corp., Class B	20,026	1,099,427
Coca-Cola Co. (The)	258,243	15,362,876
Constellation Brands, Inc., Class A	10,266	2,515,991
Keurig Dr Pepper, Inc.	63,460	1,995,182
Molson Coors Beverage Co., Class B	11,716	723,932
Monster Beverage Corp. *	51,244	2,819,445
PepsiCo, Inc.	90,543	15,259,212
		39,956,393
Biotechnology — 2.2%
AbbVie, Inc.	116,263	19,113,637
Alnylam Pharmaceuticals, Inc. *	8,018	1,386,392
Amgen, Inc.	35,238	11,073,894
Biogen, Inc. *	9,538	2,352,643
BioMarin Pharmaceutical, Inc. *	12,371	1,089,638
Exact Sciences Corp. *	11,906	778,653
Gilead Sciences, Inc.	82,066	6,422,485
Incyte Corp. *	12,160	714,643
Moderna, Inc. *	21,139	2,136,096
Neurocrine Biosciences, Inc. *	6,448	901,237
Regeneron Pharmaceuticals, Inc. *	7,040	6,637,171
Vertex Pharmaceuticals, Inc. *	16,962	7,350,992
		59,957,481
Broadline Retail — 3.7%
Amazon.com, Inc. *	614,570	95,381,264
Coupang, Inc. (South Korea) *	77,120	1,079,680
eBay, Inc.	34,188	1,404,101
Etsy, Inc. * (a)	7,862	523,295
MercadoLibre, Inc. (Brazil) *	3,212	5,498,334
		103,886,674
Building Products — 0.5%
Allegion plc	5,774	715,341
Carrier Global Corp.	55,264	3,023,493
Johnson Controls International plc	44,797	2,360,354
Lennox International, Inc.	2,122	908,556
Masco Corp.	14,766	993,604
Owens Corning	5,838	884,632
Trane Technologies plc	14,960	3,770,668
		12,656,648
Capital Markets — 3.0%
Ameriprise Financial, Inc.	6,648	2,571,646

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Ares Management Corp.	10,970	1,332,636
Bank of New York Mellon Corp. (The)	50,540	2,802,948
BlackRock, Inc.	9,448	7,315,681
Blackstone, Inc.	46,740	5,816,793
Carlyle Group, Inc. (The)	13,492	539,950
Charles Schwab Corp. (The)	94,502	5,946,066
CME Group, Inc.	23,680	4,874,291
Coinbase Global, Inc., Class A * (a)	11,289	1,447,250
FactSet Research Systems, Inc.	2,503	1,191,228
Franklin Resources, Inc.	19,277	513,346
Goldman Sachs Group, Inc. (The)	21,484	8,250,071
Intercontinental Exchange, Inc.	37,655	4,794,611
KKR & Co., Inc.	43,643	3,778,611
LPL Financial Holdings, Inc.	4,975	1,189,970
MarketAxess Holdings, Inc.	2,491	561,745
Moody's Corp.	10,417	4,083,881
Morgan Stanley	83,448	7,280,004
MSCI, Inc.	5,205	3,115,817
Nasdaq, Inc.	26,325	1,520,795
Northern Trust Corp.	13,586	1,081,989
Raymond James Financial, Inc.	12,421	1,368,546
S&P Global, Inc.	20,870	9,357,064
State Street Corp.	20,286	1,498,527
T. Rowe Price Group, Inc.	14,616	1,585,105
		83,818,571
Chemicals — 1.5%
Air Products and Chemicals, Inc.	14,635	3,742,316
Albemarle Corp. (a)	7,711	884,760
Celanese Corp.	6,818	997,405
CF Industries Holdings, Inc.	11,693	882,938
Corteva, Inc.	46,371	2,108,953
Dow, Inc.	46,136	2,472,890
DuPont de Nemours, Inc.	28,284	1,747,951
Eastman Chemical Co.	7,784	650,353
Ecolab, Inc.	16,364	3,243,672
International Flavors & Fragrances, Inc.	16,803	1,355,666
Linde plc	31,869	12,901,527
LyondellBasell Industries NV, Class A	17,032	1,603,052
Mosaic Co. (The)	21,488	659,897
PPG Industries, Inc.	15,521	2,189,082
Sherwin-Williams Co. (The)	15,550	4,733,109
Westlake Corp.	2,225	307,829
		40,481,400
Commercial Services & Supplies — 0.5%
Cintas Corp.	5,761	3,482,928
Copart, Inc. *	54,766	2,630,959
Republic Services, Inc.	13,486	2,307,724

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — continued
Rollins, Inc.	19,372	839,001
Veralto Corp.	15,249	1,169,446
Waste Management, Inc.	24,192	4,490,761
		14,920,819
Communications Equipment — 0.8%
Arista Networks, Inc. *	16,752	4,333,407
Cisco Systems, Inc.	267,611	13,428,720
F5, Inc. *	3,799	697,876
Juniper Networks, Inc.	20,960	774,682
Motorola Solutions, Inc.	10,927	3,491,177
		22,725,862
Construction & Engineering — 0.1%
Quanta Services, Inc.	9,559	1,854,924
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	4,058	2,063,168
Vulcan Materials Co.	8,447	1,909,107
		3,972,275
Consumer Finance — 0.5%
American Express Co.	38,158	7,659,837
Capital One Financial Corp.	24,204	3,275,285
Discover Financial Services	16,456	1,736,437
Synchrony Financial	25,924	1,007,666
		13,679,225
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	27,457	582,638
Costco Wholesale Corp.	29,163	20,264,785
Dollar General Corp.	14,447	1,908,015
Dollar Tree, Inc. *	13,567	1,772,122
Kroger Co. (The)	44,007	2,030,483
Sysco Corp.	33,214	2,688,009
Target Corp.	30,381	4,225,390
Walgreens Boots Alliance, Inc.	47,111	1,063,295
Walmart, Inc.	95,544	15,788,646
		50,323,383
Containers & Packaging — 0.2%
Amcor plc	95,086	896,661
Avery Dennison Corp.	5,271	1,051,301
Ball Corp.	19,808	1,098,353
Crown Holdings, Inc.	7,919	700,831
International Paper Co.	21,671	776,472
Packaging Corp. of America	5,635	934,734
WestRock Co.	16,172	651,085
		6,109,437
Distributors — 0.1%
Genuine Parts Co.	9,213	1,291,939

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Distributors — continued
LKQ Corp.	17,580	820,459
Pool Corp. (a)	2,486	922,927
		3,035,325
Diversified REITs — 0.0% ^
WP Carey, Inc.	14,290	885,408
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	470,883	8,329,920
Verizon Communications, Inc.	276,883	11,725,995
		20,055,915
Electric Utilities — 1.4%
Alliant Energy Corp.	16,781	816,563
American Electric Power Co., Inc.	34,625	2,705,598
Avangrid, Inc. (a)	4,679	142,148
Constellation Energy Corp.	20,199	2,464,278
Duke Energy Corp.	50,765	4,864,810
Edison International	25,269	1,705,152
Entergy Corp.	13,890	1,385,666
Evergy, Inc.	14,528	737,587
Eversource Energy	23,003	1,247,223
Exelon Corp.	65,560	2,282,144
FirstEnergy Corp.	33,893	1,243,195
NextEra Energy, Inc.	134,989	7,914,405
NRG Energy, Inc.	14,832	786,689
PG&E Corp.	139,881	2,359,792
Pinnacle West Capital Corp.	7,475	515,028
PPL Corp.	48,541	1,271,774
Southern Co. (The)	69,017	4,798,062
Xcel Energy, Inc.	36,340	2,175,676
		39,415,790
Electrical Equipment — 0.6%
AMETEK, Inc.	15,174	2,458,947
Eaton Corp. plc	26,291	6,469,689
Emerson Electric Co.	37,511	3,440,884
Hubbell, Inc.	3,240	1,087,247
Rockwell Automation, Inc.	7,555	1,913,530
		15,370,297
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	38,184	3,860,402
CDW Corp.	8,817	1,998,990
Corning, Inc.	50,909	1,654,033
Flex Ltd. *	28,492	676,400
Keysight Technologies, Inc. *	11,641	1,784,100
TE Connectivity Ltd.	19,771	2,811,239
Teledyne Technologies, Inc. *	3,092	1,293,909

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Trimble, Inc. *	15,735	800,282
Zebra Technologies Corp., Class A *	3,359	804,649
		15,684,004
Energy Equipment & Services — 0.3%
Baker Hughes Co.	66,268	1,888,638
Halliburton Co.	58,877	2,098,965
Schlumberger NV	93,969	4,576,290
		8,563,893
Entertainment — 1.3%
Electronic Arts, Inc.	16,061	2,209,672
Liberty Media Corp-Liberty Formula One, Class A *	1,506	92,002
Liberty Media Corp-Liberty Formula One, Class C *	13,511	908,615
Live Nation Entertainment, Inc. *	9,255	822,307
Netflix, Inc. *	28,819	16,257,086
ROBLOX Corp., Class A *	31,498	1,222,437
Take-Two Interactive Software, Inc. *	10,408	1,716,591
Walt Disney Co. (The)	120,536	11,577,483
		34,806,193
Financial Services — 4.4%
Apollo Global Management, Inc.	26,163	2,626,765
Berkshire Hathaway, Inc., Class B *	119,380	45,810,881
Block, Inc. *	36,417	2,367,469
Corebridge Financial, Inc.	10,222	247,066
Equitable Holdings, Inc.	20,719	677,304
Fidelity National Information Services, Inc.	38,976	2,426,646
Fiserv, Inc. *	36,058	5,115,548
FleetCor Technologies, Inc. *	4,479	1,298,597
Global Payments, Inc.	15,766	2,100,504
Jack Henry & Associates, Inc.	4,784	793,331
Mastercard, Inc., Class A	54,802	24,618,702
PayPal Holdings, Inc. *	70,925	4,351,249
Visa, Inc., Class A (a)	104,091	28,443,907
		120,877,969
Food Products — 0.8%
Archer-Daniels-Midland Co.	34,989	1,944,689
Bunge Global SA	9,540	840,378
Campbell Soup Co. (a)	13,104	584,831
Conagra Brands, Inc.	29,966	873,509
General Mills, Inc.	38,243	2,482,353
Hershey Co. (The)	9,850	1,906,369
Hormel Foods Corp.	19,076	579,338
J M Smucker Co. (The)	6,983	918,614
Kellanova	17,342	949,648
Kraft Heinz Co. (The)	52,674	1,955,786
Lamb Weston Holdings, Inc.	9,527	975,946
McCormick & Co., Inc. (Non-Voting)	16,550	1,128,048

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — continued
Mondelez International, Inc., Class A	89,633	6,746,676
Tyson Foods, Inc., Class A	17,737	971,278
		22,857,463
Gas Utilities — 0.0% ^
Atmos Energy Corp.	9,753	1,111,257
Ground Transportation — 1.1%
CSX Corp.	130,137	4,645,891
JB Hunt Transport Services, Inc.	5,193	1,043,689
Norfolk Southern Corp.	14,884	3,501,312
Old Dominion Freight Line, Inc.	6,256	2,446,221
Uber Technologies, Inc. *	130,646	8,527,264
Union Pacific Corp.	40,108	9,783,545
		29,947,922
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	114,212	12,923,088
Align Technology, Inc. *	5,017	1,341,144
Baxter International, Inc.	33,369	1,291,047
Becton Dickinson & Co.	18,217	4,350,402
Boston Scientific Corp. *	96,378	6,096,872
Cooper Cos., Inc. (The)	3,256	1,214,586
Dexcom, Inc. *	25,077	3,043,094
Edwards Lifesciences Corp. *	39,619	3,108,903
GE HealthCare Technologies, Inc.	24,854	1,823,289
Hologic, Inc. *	15,780	1,174,663
IDEXX Laboratories, Inc. *	5,414	2,788,643
Insulet Corp. *	4,589	875,902
Intuitive Surgical, Inc. *	21,925	8,292,474
Medtronic plc	87,591	7,667,716
ResMed, Inc.	9,673	1,839,805
STERIS plc	6,496	1,422,299
Stryker Corp.	22,918	7,688,531
Teleflex, Inc.	2,973	721,934
Zimmer Biomet Holdings, Inc.	13,179	1,655,282
		69,319,674
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	16,205	1,769,424
Cencora, Inc.	10,331	2,403,817
Centene Corp. *	35,075	2,641,498
Cigna Group (The)	18,388	5,533,869
CVS Health Corp.	84,670	6,296,908
Elevance Health, Inc.	14,699	7,253,075
HCA Healthcare, Inc.	13,107	3,996,324
Henry Schein, Inc. *	7,964	596,026
Humana, Inc.	7,638	2,887,622
Laboratory Corp. of America Holdings	5,591	1,242,879
McKesson Corp.	8,765	4,381,536

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Molina Healthcare, Inc. *	3,584	1,277,481
Quest Diagnostics, Inc.	7,399	950,254
UnitedHealth Group, Inc.	60,841	31,134,773
Universal Health Services, Inc., Class B	3,867	614,118
		72,979,604
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	35,982	665,667
Ventas, Inc.	25,212	1,169,585
Welltower, Inc.	36,445	3,152,857
		4,988,109
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	9,605	1,992,173
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	43,816	842,144
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	27,036	3,896,969
Booking Holdings, Inc. *	2,200	7,716,434
Caesars Entertainment, Inc. *	13,629	597,904
Carnival Corp. *	62,515	1,036,499
Chipotle Mexican Grill, Inc. *	1,656	3,988,923
Darden Restaurants, Inc.	7,914	1,286,658
Domino's Pizza, Inc.	2,295	978,175
DoorDash, Inc., Class A *	18,201	1,896,544
Expedia Group, Inc. *	8,760	1,299,371
Hilton Worldwide Holdings, Inc.	15,577	2,974,584
Las Vegas Sands Corp.	20,050	980,846
Marriott International, Inc., Class A	16,408	3,933,490
McDonald's Corp.	47,770	13,983,234
MGM Resorts International *	18,339	795,363
Royal Caribbean Cruises Ltd. *	15,468	1,972,170
Starbucks Corp.	74,777	6,956,504
Vail Resorts, Inc.	2,382	528,804
Wynn Resorts Ltd.	6,332	597,931
Yum! Brands, Inc.	18,461	2,390,515
		57,810,918
Household Durables — 0.3%
DR Horton, Inc.	20,258	2,895,071
Garmin Ltd.	10,121	1,209,358
Lennar Corp., Class A	16,462	2,466,831
Lennar Corp., Class B (a)	763	105,866
NVR, Inc. *	195	1,379,682
PulteGroup, Inc.	14,165	1,481,092
		9,537,900
Household Products — 1.2%
Church & Dwight Co., Inc.	16,215	1,619,068

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — continued
Clorox Co. (The)	8,166	1,186,111
Colgate-Palmolive Co.	54,223	4,565,577
Kimberly-Clark Corp.	22,215	2,687,348
Procter & Gamble Co. (The)	155,228	24,392,528
		34,450,632
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	44,010	734,087
Vistra Corp.	21,845	896,300
		1,630,387
Industrial Conglomerates — 0.8%
3M Co.	36,372	3,431,698
General Electric Co.	69,019	9,139,496
Honeywell International, Inc.	43,413	8,780,714
		21,351,908
Industrial REITs — 0.3%
Prologis, Inc.	60,839	7,707,693
Insurance — 2.1%
Aflac, Inc.	35,060	2,956,960
Allstate Corp. (The)	17,216	2,672,784
American Financial Group, Inc.	4,666	561,786
American International Group, Inc.	44,482	3,091,944
Aon plc, Class A	13,155	3,925,847
Arch Capital Group Ltd. *	24,516	2,020,854
Arthur J Gallagher & Co.	14,130	3,280,421
Brown & Brown, Inc.	15,348	1,190,391
Chubb Ltd.	25,009	6,127,205
Cincinnati Financial Corp.	10,199	1,130,049
Everest Group Ltd.	2,811	1,082,151
Fidelity National Financial, Inc.	16,966	848,809
Globe Life, Inc.	6,199	761,361
Hartford Financial Services Group, Inc. (The)	18,347	1,595,455
Loews Corp.	12,058	878,546
Markel Group, Inc. *	785	1,175,483
Marsh & McLennan Cos., Inc.	32,473	6,294,566
MetLife, Inc.	40,895	2,834,841
Principal Financial Group, Inc.	15,611	1,234,830
Progressive Corp. (The)	38,479	6,858,882
Prudential Financial, Inc.	23,744	2,491,458
Reinsurance Group of America, Inc.	4,186	727,904
Travelers Cos., Inc. (The)	15,022	3,175,050
Willis Towers Watson plc	6,795	1,673,608
WR Berkley Corp.	13,513	1,106,444
		59,697,629
Interactive Media & Services — 5.8%
Alphabet, Inc., Class A *	389,753	54,604,395
Alphabet, Inc., Class C *	327,638	46,459,068

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Match Group, Inc. *	17,237	661,556
Meta Platforms, Inc., Class A *	146,168	57,025,984
Pinterest, Inc., Class A *	36,336	1,361,510
Snap, Inc., Class A *	67,108	1,066,346
		161,178,859
IT Services — 1.6%
Accenture plc, Class A	41,296	15,026,788
Akamai Technologies, Inc. *	9,933	1,224,044
Cloudflare, Inc., Class A * (a)	19,478	1,539,736
Cognizant Technology Solutions Corp., Class A	33,026	2,546,965
EPAM Systems, Inc. *	3,797	1,055,984
Gartner, Inc. *	4,989	2,282,168
GoDaddy, Inc., Class A *	8,613	918,663
International Business Machines Corp.	60,127	11,042,925
MongoDB, Inc. *	4,368	1,749,471
Okta, Inc. *	10,309	852,039
Snowflake, Inc., Class A *	20,179	3,947,819
Twilio, Inc., Class A *	11,079	779,186
VeriSign, Inc. *	5,826	1,158,675
		44,124,463
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	18,479	2,404,118
Avantor, Inc. *	42,890	986,041
Bio-Rad Laboratories, Inc., Class A *	1,398	448,604
Bio-Techne Corp.	10,397	731,117
Charles River Laboratories International, Inc. *	3,209	694,043
Danaher Corp.	44,483	10,671,917
Illumina, Inc. *	10,429	1,491,451
IQVIA Holdings, Inc. *	12,022	2,503,341
Mettler-Toledo International, Inc. *	1,423	1,703,601
Revvity, Inc.	8,133	871,695
Thermo Fisher Scientific, Inc.	25,447	13,715,424
Waters Corp. *	3,891	1,236,210
West Pharmaceutical Services, Inc.	4,679	1,745,407
		39,202,969
Machinery — 1.7%
Caterpillar, Inc.	33,536	10,071,196
CNH Industrial NV	62,523	750,276
Cummins, Inc.	8,951	2,141,974
Deere & Co.	17,423	6,857,344
Dover Corp.	9,193	1,376,928
Fortive Corp.	23,115	1,807,131
IDEX Corp.	4,779	1,010,759
Illinois Tool Works, Inc.	19,756	5,154,340
Ingersoll Rand, Inc.	24,898	1,988,354
Otis Worldwide Corp.	26,946	2,383,104

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
PACCAR, Inc. *	33,860	3,399,205
Parker-Hannifin Corp.	8,128	3,775,456
Pentair plc	10,874	795,651
Snap-on, Inc.	3,455	1,001,708
Stanley Black & Decker, Inc.	10,071	939,624
Westinghouse Air Brake Technologies Corp.	11,719	1,541,869
Xylem, Inc.	15,863	1,783,636
		46,778,555
Media — 0.8%
Charter Communications, Inc., Class A *	6,653	2,466,334
Comcast Corp., Class A	264,459	12,307,922
Fox Corp., Class A	16,238	524,487
Fox Corp., Class B	8,786	263,668
Interpublic Group of Cos., Inc. (The)	25,209	831,645
Liberty Broadband Corp., Class A *	1,124	87,470
Liberty Broadband Corp., Class C *	7,448	584,295
Liberty Media Corp-Liberty SiriusXM *	10,488	318,416
Liberty Media Corp-Liberty SiriusXM, Class A *	5,130	155,901
News Corp., Class A	24,920	614,029
News Corp., Class B (a)	6,884	176,024
Omnicom Group, Inc.	12,585	1,137,432
Sirius XM Holdings, Inc. (a)	41,461	211,036
Trade Desk, Inc. (The), Class A *	29,330	2,007,052
		21,685,711
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	94,433	3,748,046
Newmont Corp.	73,464	2,535,243
Nucor Corp.	16,134	3,015,929
Southern Copper Corp. (Mexico)	5,655	464,275
Steel Dynamics, Inc.	10,311	1,244,434
		11,007,927
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	32,878	630,929
Multi-Utilities — 0.6%
Ameren Corp.	16,355	1,137,817
CenterPoint Energy, Inc.	41,525	1,160,209
CMS Energy Corp.	19,174	1,095,986
Consolidated Edison, Inc.	22,743	2,067,339
Dominion Energy, Inc.	55,098	2,519,081
DTE Energy Co.	13,563	1,429,811
NiSource, Inc.	27,206	706,540
Public Service Enterprise Group, Inc.	32,775	1,900,622
Sempra	41,445	2,965,804
WEC Energy Group, Inc.	20,763	1,676,820
		16,660,029

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. (a)	11,324	1,369,072
Boston Properties, Inc.	10,311	685,681
		2,054,753
Oil, Gas & Consumable Fuels — 3.5%
APA Corp.	20,168	631,863
Cheniere Energy, Inc.	15,669	2,569,559
Chevron Corp.	116,827	17,223,805
ConocoPhillips	78,131	8,740,515
Coterra Energy, Inc.	49,091	1,221,384
Devon Energy Corp.	42,109	1,769,420
Diamondback Energy, Inc.	11,265	1,731,881
EOG Resources, Inc.	38,325	4,361,002
EQT Corp.	25,308	895,903
Exxon Mobil Corp.	262,962	27,035,123
Hess Corp.	18,333	2,576,337
Kinder Morgan, Inc.	129,404	2,189,516
Marathon Oil Corp.	38,495	879,611
Marathon Petroleum Corp.	24,976	4,136,026
Occidental Petroleum Corp.	43,725	2,517,248
ONEOK, Inc.	38,319	2,615,272
Phillips 66	28,908	4,171,713
Pioneer Natural Resources Co.	15,348	3,527,431
Targa Resources Corp.	14,570	1,237,867
Texas Pacific Land Corp.	419	612,297
Valero Energy Corp.	22,352	3,104,693
Williams Cos., Inc. (The)	79,999	2,772,765
		96,521,231
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	42,243	1,653,391
Southwest Airlines Co.	39,093	1,168,490
United Airlines Holdings, Inc. *	21,521	890,539
		3,712,420
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	15,269	2,015,355
Kenvue, Inc.	114,127	2,369,277
		4,384,632
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	133,997	6,548,433
Eli Lilly & Co.	55,634	35,917,867
Jazz Pharmaceuticals plc *	4,127	506,465
Johnson & Johnson	158,542	25,192,324
Merck & Co., Inc.	166,887	20,156,612
Pfizer, Inc.	371,868	10,070,185
Royalty Pharma plc, Class A	25,363	720,056

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Viatris, Inc.	75,770	891,813
Zoetis, Inc.	30,226	5,676,745
		105,680,500
Professional Services — 0.8%
Automatic Data Processing, Inc.	27,050	6,648,349
Booz Allen Hamilton Holding Corp.	7,857	1,106,030
Broadridge Financial Solutions, Inc.	7,468	1,524,966
Ceridian HCM Holding, Inc. * (a)	9,800	681,296
Equifax, Inc.	8,113	1,982,330
Jacobs Solutions, Inc.	8,291	1,117,378
Leidos Holdings, Inc.	8,522	941,425
Paychex, Inc.	21,305	2,593,458
Paycom Software, Inc.	3,258	619,802
Paylocity Holding Corp. *	2,863	453,528
SS&C Technologies Holdings, Inc.	14,176	865,019
TransUnion	12,266	848,685
Verisk Analytics, Inc.	9,549	2,306,370
		21,688,636
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	20,003	1,726,459
CoStar Group, Inc. *	25,547	2,132,663
Zillow Group, Inc., Class A *	3,373	185,819
Zillow Group, Inc., Class C *	10,437	593,239
		4,638,180
Residential REITs — 0.3%
AvalonBay Communities, Inc.	8,742	1,564,905
Camden Property Trust	7,011	657,912
Equity LifeStyle Properties, Inc.	11,276	763,273
Equity Residential	24,568	1,478,748
Essex Property Trust, Inc.	4,029	939,845
Invitation Homes, Inc.	38,929	1,281,932
Mid-America Apartment Communities, Inc.	7,669	969,208
Sun Communities, Inc.	7,860	985,251
UDR, Inc.	21,558	776,519
		9,417,593
Retail REITs — 0.3%
Federal Realty Investment Trust	5,308	539,983
Kimco Realty Corp.	40,822	824,604
Realty Income Corp.	54,764	2,978,614
Regency Centers Corp.	10,983	688,305
Simon Property Group, Inc.	21,471	2,976,095
		8,007,601
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc. *	106,188	17,806,666
Analog Devices, Inc.	32,676	6,285,555

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Applied Materials, Inc.	55,028	9,041,100
Broadcom, Inc.	29,000	34,220,000
Enphase Energy, Inc. *	8,990	936,129
Entegris, Inc.	9,334	1,098,612
First Solar, Inc. *	6,687	978,308
Intel Corp.	277,661	11,961,636
KLA Corp.	8,951	5,317,252
Lam Research Corp.	8,680	7,162,476
Marvell Technology, Inc.	54,668	3,701,024
Microchip Technology, Inc.	34,958	2,977,722
Micron Technology, Inc.	72,233	6,193,980
Monolithic Power Systems, Inc.	2,962	1,785,257
NVIDIA Corp.	156,810	96,480,489
NXP Semiconductors NV (China)	16,984	3,576,321
ON Semiconductor Corp. *	28,326	2,014,828
Qorvo, Inc. *	6,397	638,037
QUALCOMM, Inc.	73,299	10,885,634
Skyworks Solutions, Inc.	10,512	1,098,083
Teradyne, Inc.	10,063	971,985
Texas Instruments, Inc.	59,757	9,568,291
		234,699,385
Software — 11.6%
Adobe, Inc. *	29,984	18,523,516
ANSYS, Inc. *	5,722	1,875,843
Aspen Technology, Inc. *	1,832	351,726
Atlassian Corp., Class A *	9,408	2,349,836
Autodesk, Inc. *	14,062	3,569,076
Bentley Systems, Inc., Class B	14,771	744,458
Bill Holdings, Inc. * (a)	6,458	504,047
Cadence Design Systems, Inc. *	17,880	5,157,665
Crowdstrike Holdings, Inc., Class A *	14,907	4,360,297
Datadog, Inc., Class A *	17,927	2,230,836
DocuSign, Inc. *	13,370	814,500
Dynatrace, Inc. *	14,620	833,340
Fair Isaac Corp. *	1,607	1,926,520
Fortinet, Inc. *	42,830	2,762,107
Gen Digital, Inc.	38,863	912,503
HubSpot, Inc. *	3,179	1,942,369
Intuit, Inc.	17,561	11,086,786
Microsoft Corp.	489,466	194,601,892
Oracle Corp.	104,632	11,687,394
Palantir Technologies, Inc., Class A *	121,968	1,962,465
Palo Alto Networks, Inc. *	20,711	7,010,881
PTC, Inc. *	7,838	1,415,935
Roper Technologies, Inc.	6,496	3,488,352
Salesforce, Inc. *	64,089	18,014,777
ServiceNow, Inc. *	12,839	9,826,971

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Splunk, Inc. *	9,801	1,503,179
Synopsys, Inc. *	9,688	5,167,095
Tyler Technologies, Inc. *	2,670	1,128,743
Unity Software, Inc. * (a)	15,845	513,378
Workday, Inc., Class A *	13,711	3,990,861
Zoom Video Communications, Inc., Class A *	15,427	996,738
Zscaler, Inc. *	5,979	1,409,071
		322,663,157
Specialized REITs — 1.0%
American Tower Corp.	30,696	6,005,672
Crown Castle, Inc.	28,511	3,086,316
Digital Realty Trust, Inc.	19,938	2,800,491
Equinix, Inc.	6,190	5,136,276
Extra Space Storage, Inc.	13,452	1,943,007
Iron Mountain, Inc.	19,226	1,298,139
Public Storage	10,414	2,949,141
SBA Communications Corp.	7,095	1,588,287
VICI Properties, Inc.	68,133	2,052,166
Weyerhaeuser Co.	45,101	1,477,960
		28,337,455
Specialty Retail — 1.9%
AutoZone, Inc. *	1,164	3,215,119
Best Buy Co., Inc.	12,236	886,988
Burlington Stores, Inc. *	3,956	756,189
CarMax, Inc. * (a)	10,400	740,272
Home Depot, Inc. (The)	65,485	23,113,586
Lowe's Cos., Inc.	37,858	8,057,697
O'Reilly Automotive, Inc. *	3,860	3,948,973
Ross Stores, Inc.	20,577	2,886,541
TJX Cos., Inc. (The)	74,989	7,117,206
Tractor Supply Co. (a)	7,109	1,596,681
Ulta Beauty, Inc. *	3,134	1,573,425
		53,892,677
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	963,842	177,732,465
Dell Technologies, Inc., Class C	15,275	1,265,992
Hewlett Packard Enterprise Co.	84,496	1,291,944
HP, Inc.	56,988	1,636,126
NetApp, Inc.	13,760	1,199,872
Seagate Technology Holdings plc	13,696	1,173,473
Western Digital Corp. *	19,773	1,132,004
		185,431,876
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc. *	7,283	3,305,171
NIKE, Inc., Class B	80,055	8,127,984
		11,433,155

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 0.5%
Altria Group, Inc.	116,483	4,673,298
Philip Morris International, Inc.	102,129	9,278,420
		13,951,718
Trading Companies & Distributors — 0.4%
Fastenal Co.	37,606	2,565,857
Ferguson plc	13,392	2,515,821
United Rentals, Inc.	4,455	2,786,157
Watsco, Inc.	2,219	867,585
WW Grainger, Inc.	2,979	2,668,112
		11,403,532
Water Utilities — 0.1%
American Water Works Co., Inc.	12,820	1,589,936
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	31,910	5,144,849
Total Common Stocks (Cost $2,406,960,401)		2,762,161,957
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $1,765)	1,730	1,765
	SHARES
Short-Term Investments — 1.7%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d) (Cost $14,272,988)	14,272,988	14,272,988
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (c) (d)	29,994,101	30,006,098
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d)	3,938,370	3,938,370
Total Investment of Cash Collateral from Securities Loaned (Cost $33,941,768)		33,944,468
Total Short-Term Investments (Cost $48,214,756)		48,217,456
Total Investments — 101.1% (Cost $2,455,176,922)		2,810,381,178
Liabilities in Excess of Other Assets — (1.1)%		(31,337,824)
NET ASSETS — 100.0%		2,779,043,354

Percentages indicated are based on net assets.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $32,748,464.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2024.
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	65	03/15/2024	USD	15,824,250	528,612

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$2,762,161,957	$—	$—	$2,762,161,957
Rights	—	—	1,765	1,765
Short-Term Investments
Investment Companies	14,272,988	—	—	14,272,988
Investment of Cash Collateral from Securities Loaned	33,944,468	—	—	33,944,468
Total Short-Term Investments	48,217,456	—	—	48,217,456
Total Investments in Securities	$2,810,379,413	$—	$1,765	$2,810,381,178
Appreciation in Other Financial Instruments
Futures Contracts	$528,612	$—	$—	$528,612
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$23,749,501	$3,154,610	$—	$—	$6,261,777	$33,165,888	190,215	$193,761	$—
JPMorgan Prime Money Market Fund Class IM Shares, 5.47%	—	—	—	—	—	—	—	1,107	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (b) (c)	39,998,200	25,000,000	35,000,000	3,898	4,000	30,006,098	29,994,101	526,987	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	4,560,264	38,534,514	39,156,408	—	—	3,938,370	3,938,370	74,315	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	15,413,521	16,752,708	17,893,241	—	—	14,272,988	14,272,988	216,233	—
Total	$83,721,486	$83,441,832	$92,049,649	$3,898	$6,265,777	$81,383,344		$1,012,403	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.